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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

         NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                         VAN KAMPEN HIGH INCOME TRUST II
                   522 FIFTH AVENUE, NEW YORK, NEW YORK 10036

                       SECURITIES ACT FILE NO. 333-123443
                    INVESTMENT COMPANY ACT FILE NO. 811-05769


         The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission subject to receiving permission from the Commission allowing fewer than 30 days between the date of this notice and the date for the redemption.

   (1) Title of the class of Securities to be redeemed:

           Auction Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share ("APS"), Series A and Series B.

   (2) Date on which the securities may be called or redeemed:

           The APS will be redeemed for each series on the following dates:

                          Series A on January 19, 2010
                          Series B on February 1, 2010

   (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

           APS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing Two Series of Preferred Shares.

   (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

           Van Kampen High Income Trust II intends to redeem the following:

                           75  outstanding shares of Series A APS
                          101  outstanding shares of Series B APS

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           Please note that this notice serves only to disclose a proposed redemption of each of the APS series.

                                    Signature

           Pursuant to the requirements of Rule 23c-2, Van Kampen High Income Trust II has duly caused this Notification of Redemption of Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the State of New York on this 7th day of January, 2010.

                                         Van Kampen High Income Trust II

                                         By:  /s/ Lou Anne McInnis
                                              ----------------------------------
                                             Name:  Lou Anne McInnis
                                             Title: Assistant Secretary